Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Components	$ 74,612	$ 65,845
Work in process	33,209	21,445
Finished products (including systems at customer locations not yet sold)	41,247	35,793
Total inventories	149,068	123,083
Current assets	133,709	111,204
Long-term assets	$ 15,359	$ 11,879